Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were as follows:

Year Ended December 31	$
2013	4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714

Total	16,930,344